Statement of Financial Position (USD $)	Feb. 28, 2015	Aug. 31, 2014	Aug. 31, 2013
Balance Sheets
Cash and Cash Equivalents, at Carrying Value	$ 36,676	$ 459,363	$ 19,178
Prepaid Expense, Current	612	593
Other Assets, Current		1,500
Assets, Current	37,288	461,456	19,178
Property, Plant and Equipment, Gross	121,036	146,704	62,782
Indefinite-Lived Intangible Assets (Excluding Goodwill)	1,373,992	1,410,973	1,425,231
Other Assets, Noncurrent	14,000	14,000	14,000
Assets, Noncurrent	1,509,028	1,571,677	1,502,013
Assets	1,546,316	2,033,133	1,521,191
Accrued Liabilities, Current	5,820	21,516	5,267
Loans Payable, Current	500,000	600,000	424,456
Derivative Instruments and Hedges, Liabilities	333,333	1,025,000	350,344
Liabilities, Current	839,153	1,646,516	780,067
Liabilities	839,153	1,646,516	780,067
Common Stock, Value, Issued	11,752	11,515	9,374
Additional Paid in Capital, Common Stock	8,291,266	8,191,503	6,329,521
Retained Earnings (Accumulated Deficit)	(7,595,855)	(7,816,401)	(5,597,771)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	707,163	386,617	741,124
Liabilities and Equity	$ 1,546,316	$ 2,033,133	$ 1,521,191